SCHEDULE OF THE PRELIMINARY FAIR VALUES OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jun. 30, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 20,381,882		$ 6,516,915
Standard Waste Services LLC [Member]
Business Acquisition [Line Items]
Cash		$ 2,545
Accounts receivable		1,387,932
Property and equipment		5,174,422
Prepaid expenses and other current assets		12,900
Other receivables		1,600
Right-of-use-asset		294,431
Goodwill		13,864,967
Assets acquired total		20,738,797
Accounts payable and accrued expenses		(947,180)
Accrued payroll and related taxes		(46,189)
Operating lease liability, current		(83,654)
Finance lease liability, current		(29,230)
Notes payable		(3,271,231)
Operating lease liability, noncurrent		(210,778)
Finance lease liability, noncurrent		(70,137)
Liabilities acquired total		(4,658,399)
Net fair value of assets (liabilities) acquired		$ 16,080,398